OIL AND NATURAL GAS PROPERTIES & OIL AND NATURAL GAS PROPERTY ACQUISITIONS AND DIVESTITURES	3 Months Ended	6 Months Ended	12 Months Ended
	Mar. 31, 2016	Jun. 30, 2017	Dec. 31, 2016	Dec. 31, 2015
OIL AND GAS ASSETS
NOTE 3 - OIL AND NATURAL GAS PROPERTIES & OIL AND NATURAL GAS PROPERTY ACQUISITIONS AND DIVESTITURES

Divestiture of DJ Basin Properties

On March 31, 2017, the Company entered into a Purchase and Sale Agreement with Nanke Energy LLC for the divestiture of all of its oil and natural gas properties located in the Denver-Julesburg Basin (the “DJ Basin”) for consideration of $2 million, subject to customary post-closing purchase price adjustments. The sale of the Company’s DJ Basin assets did not significantly alter the relationship between capitalized costs and proved reserves, and as such, all proceeds were recorded as adjustments to the Company’s full cost pool with no gain or loss recognized. The DJ Basin assets were sold to a company owned by a former chief financial officer of the Company and therefore the divestiture is considered a related party transaction – see disclosure in Note 8, Related Party Transactions. The net proceeds of $1.08 million received on March 31, 2017 included an offset against $0.7 million of severance pay and $0.22 million of net sales adjustments due to the purchaser. The Company expects an immaterial purchase price adjustment to its full cost pool upon final settlement.

The following table sets forth a summary of oil and natural gas property costs (net of divestitures) not being amortized at June 30, 2017 and December 31, 2016:

	June 30,	December 31,
	2017	2016
	(In thousands)
Unproved unevaluated acreage:
Beginning balance	$24,461	$-
Lease purchases	15,485	546
Assets acquired	-	23,915
Total unproved acreage	$39,946	$24,461

Wells in progress:
Beginning balance	$7,453	$-
Additions	11,260	7,453
Reclassification to evaluated properties	(7,411)	-
Total wells in progress and not subject to DD&A	$11,302	$7,453

During the six months ended June 30, 2017 and 2016, no impairment was recorded on the Company’s oil and natural gas properties.

Depreciation, depletion and amortization expense related to proved properties was approximately $2.5 million and $0.6 million for the six months ended June 30, 2017 and 2016, respectively.

NOTE 4 – OIL AND GAS PROPERTIES

The following table sets forth a summary of oil and gas property costs (net of divestitures) not being amortized at December 31, 2016 and 2015:

	December 31,
	2016	2015
	(In thousands)
Undeveloped unevaluated acreage
Beginning Balance	$-	$2,886
Lease purchases	546	-
Assets conveyed	23,915	-
Transfer and other reclassification to evaluated properties	-	(2,886)
Total undeveloped acreage	$24,461	$-

Wells in progress:
Beginning Balance	$-	$6,042
Additions	7,453	-
Disposition of wells in progress for elimination of accrued expenses for drilling	-	(5,198)
Reclassification to evaluated properties	-	(844)
Total wells in progress and not subject to DD&A	$7,453	$-

During the year ended December 31, 2016, the Company entered the Delaware Basin through the Merger. Since then, Lilis has increased its Delaware Basin acreage position by 53% and has added 860 net contiguous acres further expanding its Delaware Basin footprint. At December 31, 2016 and 2015, the Company completed an assessment of its inventory of unevaluated acreage, which resulted in a transfer of $0 and $2.9 million, respectively from unevaluated acreage to evaluated properties.

Depreciation, depletion and amortization (“DD&A”) expenses related to the proved properties were approximately $1.6 million and $0.6 million for the years ended December 31, 2016 and 2015, respectively.

Brushy Resources, Inc [Member]
OIL AND GAS ASSETS
NOTE 6 - OIL AND NATURAL GAS PROPERTIES

The following table presents a summary of the Company’s oil and natural gas properties at March 31, 2016 and December 31, 2015:

($ in thousands)	March 31, 2016	December 31, 2015
Oil and natural gas properties
Proved-developed producing properties	$43,710	$43,912
Proved-developed non-producing properties	6,228	5,865
Proved-undeveloped properties	-	-
Unproved properties	2,420	2,389
Gross oil and natural gas properties	52,358	52,166
Less: Accumulated depletion	(35,992)	(35,282)
Total oil and natural gas properties, net of accumulated depletion and impairment	$16,366	$16,884

During the three months ended March 31, 2016 and 2015, the Company incurred depletion expense of approximately $710,000 and $2,495,000, respectively.   As of March 31, 2016 and December 31, 2015, the accumulated impairment was approximately $55,985,000.

NOTE 6 - OIL AND NATURAL GAS PROPERTIES

The following table presents a summary of the Company’s oil and natural gas properties at December 31, 2015 and December 31, 2014:

($ in thousands)	December 31, 2015	December 31, 2014
Oil and natural gas properties
Proved-developed producing properties	$43,912	$96,691
Proved-developed non-producing properties	5,865	2,880
Proved-undeveloped properties	-	13,330
Unproved properties	2,389	1,996
Less: Accumulated depletion	(35,282)	(23,131)
Total oil and natural gas properties, net of accumulated depletion and impairment	$16,884	$91,766

As of December 31, 2015 and December 31, 2014, the accumulated impairment was $55,985 thousand and $3,955 thousand, respectively.